Delinquent Section 16(a) Reports. Section 16(a) of the Exchange Act of 1934 requires our directors, officers and any shareholder who beneficially owns more than 10% of any class of security to file reports with the SEC to report a change in ownership within two business days following the date on which the transaction occurs. Based on a review of the copies of such reports furnished to us, we believe that, during the fiscal year ended September 30, 2022, all transactions were timely filed except for one Form 3 that was filed late for Mount Logan Management LLC, on 10/5/2022. The filing delay was due to administrative error.